Fees Summary	Feb. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,391,510.00
Previously Paid Amount	0.00
Total Fee Amount	1,987.47
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,987.47
Narrative - Max Aggregate Offering Price	$ 14,391,510.00
Final Prospectus	true